Organization and Principal Activities (Details) - Schedule of balance sheet - VIE [Member] - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Assets
Cash and cash equivalents	¥ 277	¥ 192
Restricted cash	500	500
Accounts receivable, net	52,241	22,391
Prepaid expenses and other current assets, net	70,202	42,431
Due from related parties	584	1,422
Inventories	16,169	36,018
Total current assets	139,973	102,954
Non-current assets
Property and equipment, net	61,411	38,227
Operating lease right-of-use assets, net	13,030	16,319
Equity method investment
Intangible assets, net	1,677	2,592
Other non-current assets		541
Total non-current assets	76,118	57,679
Total assets	216,091	160,633
Current liabilities
Accounts payable	126,683	74,497
Short-term borrowings	53,935	35,780
Current portion of long-term borrowings	1,080	800
Due to related parties	4,705	3,728
Lease liabilities	3,673	3,360
Other payables and accrued liabilities	48,941	42,423
Income tax payables	18	18
Total current liabilities	239,035	160,606
Non-current liabilities
Long-term borrowings	6,870	8,020
Government grants	8,697
Deferred tax liabilities	295	466
Lease liabilities	10,876	14,549
Total non-current liabilities	26,738	23,035
Total liabilities	¥ 265,773	¥ 183,639